Capital structure - Authorized Capital (Details)	Sep. 16, 2016 shares	Jul. 25, 2016	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Sep. 06, 2016 $ / shares shares	Sep. 06, 2016 $ / shares shares	Sep. 06, 2016 £ / shares shares	Sep. 05, 2016 $ / shares shares	Sep. 05, 2016 $ / shares shares	Sep. 05, 2016 £ / shares shares	Jun. 22, 2009 $ / shares
Class of Stock [Line Items]
Common stock, consolidation ratio		0.1
Common shares, par value (in BMD per share) | $ / shares			$ 0.01	$ 0.01	$ 0.10			$ 0.01
Preference shares, par value (in dollars per share or pounds per share) | $ / shares											$ 1,000
US dollars
Class of Stock [Line Items]
Preferred shares, authorized (in shares)					110,200,001	110,200,001	110,200,001	110,200,001	110,200,001	110,200,001
Preference shares, par value (in dollars per share or pounds per share) | $ / shares						$ 0.01			$ 0.01
United Kingdom, Pounds
Class of Stock [Line Items]
Preferred shares, authorized (in shares)					50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preference shares, par value (in dollars per share or pounds per share) | £ / shares							£ 0.01			£ 0.01
Common Stock Issued And Common Stock Authorized But Unissued
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares					$ 0.01			$ 0.10
Common shares
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares					$ 0.01			$ 0.10
Common shares, authorized (in shares)			2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Non-voting Common Stock
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares					$ 0.01			$ 0.01
Common shares, authorized (in shares)			6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000
Common Class A Prior To The Reverse Share Split
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares								$ 0.01
Common shares, authorized (in shares)								20,000,000,000	20,000,000,000	20,000,000,000
Nonvoting Common Stock Prior To The Reverse Share Split
Class of Stock [Line Items]
Common shares, par value (in BMD per share) | $ / shares								$ 0.01
Common shares, authorized (in shares)								6,000,000,000	6,000,000,000	6,000,000,000
IPO
Class of Stock [Line Items]
Issuance of common shares (in shares)	12,234,042
Newly Issued
Class of Stock [Line Items]
Issuance of common shares (in shares)	5,957,447
Selling Shareholders
Class of Stock [Line Items]
Issuance of common shares (in shares)	6,276,595
Over-Allotment Option
Class of Stock [Line Items]
Issuance of common shares (in shares)	1,595,744